Financial Instruments (Details) - Schedule of foreign exchange risk - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Monetary items
Foreign currency amount	$ 563,120,000	$ 606,583,000
Exchange rate	0.033%	0.036%
Book value	$ 18,336,686	$ 21,836,770
Monetary items
Foreign currency amount	$ 44,465,000	$ 304,944,000
Exchange rate	0.033%	0.036%
Book value	$ 1,447,905	$ 10,978,261